GENERAL INFORMATION (Details) $ in Thousands			1 Months Ended				12 Months Ended
	Dec. 22, 2020 shares	Dec. 16, 2020 shares	Dec. 22, 2020	Mar. 23, 2020	Nov. 20, 2019	Apr. 30, 2019	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership shares issued							4131.00%
Number of average employees							35,717	4
Number of employees							29,115
Description of inversiones			On December 22, 2020, Inversiones Aéreas S.A. carries out a capital increase for 9,504,335 shares, consequently its shareholding composition as follows: LATAM Airlines Group S.A. with 33.41%, Línea Aérea Carguera de Colombia S.A. with 66.43% and Mas Investment Limited with 0.16%.
Number of shares acquired (in Shares)		30,000,000
Value of acquisition transaction (in Dollars) | $							$ 294,105
Administrative Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees							4,477
Maintenance Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees							15,664
Operations Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees							5,918
Cabin Crew [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees							3,056
Ordinary shares [member]
GENERAL INFORMATION (Details) [Line Items]
Number of statutory capital shares (in Shares)								604,407,693
Number of shares pending of subscription and payment (in Shares)							466.382
Línea Aérea Carguera de Colombia S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Description of acquired shares			On December 22, 2020, Línea Aérea Carguera de Colombia S.A. carries out a capital increase for 1,861,785 shares, consequently, its shareholding composition is as follows: LATAM Airlines Group S.A. with 4.57%, Fast Air S.A. with 1.53%, Inversiones Lan S.A. with 1.53%, Lan Pax Group S.A. with 1.53% and Lan Cargo Inversiones S.A. 81.31%.
Inversiones Lan S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of shares acquired (in Shares)	12,312,020
Percentage of ownership changes for capital increase	76.19%
LATAM Airlines Group S.A. [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership changes for capital increase	23.62%
Latam Ecuador S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of shares acquired (in Shares)		23,678
Tam Linhas Aereas S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Description of acquired shares				On March 23, 2020, Transporte Aéreo S.A. carries out a capital increase for 109,662 shares which were acquired by Mas Investment Limited, consequently, the shareholding of Transporte Aéreo S.A. is as follows: Lan Cargo S.A. with 87.12567%, Inversiones Lan S.A. with 0.00012% and Mas Investment Limited with 12.87421%.		TAM Linhas Aereas S.A, through a public offering of shares, acquired 27.26% of the shares of Multiplus S.A., owned by minority shareholders. Subsequently, the Company TAM S.A assigned 72,74% of its stake in Multiplus S.A., through a capital increase, to TAM Linhas Aerea S.A.; Because of 100% of the shares remain under the control of TAM Linhas Aereas S.A. a merge with Multiplus S.A. was materialized, leaving Multiplus S.A. from being an independent company on May 31, 2019.
Holdco I S.A [Member] | TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of rights politicians product							51.04%
Percentage of foreign capital									100.00%
Delta Air Lines [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership shares issued							20.00%
Cueto Group [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership shares issued							16.39%
Shareholders [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of share capital in form of ADRs							8.75%
TAM S.A. and Subsidiaries [Member] | Holdco I S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of economic rights								99.9983%
Latam Travel Chile S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership shares issued					100.00%